Net Income Attributable to Company Per Share - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
Anti-dilutive stock options outstanding	10	7